Income Tax Expense	12 Months Ended
Mar. 31, 2019
Income Tax Expense
Income Tax Expense
10	INCOME TAX EXPENSE

	Year ended March 31
	2019	2018	2017
	(in thousands)
Current income tax expense	$17,372	$5,556	$7,822
Deferred income tax (benefit) / charge	(10,044)	3,571	3,217
Income tax expenses	$7,328	$9,127	$11,039

Reconciliation of tax charge

	Year ended March 31
	2019	2018	2017
	(in thousands)
(Loss)/Profit before tax	$(403,125)	$(618)	$22,494
Income tax expense at tax rates applicable to individual entities	6,814	7,358	10,003
Tax effect of:
Adjustments in respect of current income tax of previous years	(762)	657	375
Changes in tax rates on temporary differences brought forward	232	(168)	—
Items not deductible for income tax	688	486	815
Utilisation of unrecognised tax losses	356	794	—
Others	—	—	(154)
Income tax expense	$7,328	$9,127	$11,039